Warrants (Details Narrative) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Dec. 31, 2017	Dec. 31, 2016
Equity [Abstract]
Proceeds from warrant exercises			$ 100	$ 1